COST OF SALES - Royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COST OF SALES
Royalties	$ 8,536	$ 5,795
Camino Rojo Oxide 2% NSR royalty
COST OF SALES
Royalties	6,816	4,628
Mexican 0.5% Extraordinary Mining Duty
COST OF SALES
Royalties	$ 1,720	$ 1,167